Basis of Preparation (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Lease liability			€ 2,359,000
Right-of-use asset			2,359,000
Depreciation expenses on the right-of-use asset		€ 1,187,000
Interest expenses on the lease liability		48,000
Repayments of the principal, lease liability		1,261,000
IFRS16
Disclosure of initial application of standards or interpretations [line items]
Lease liability		508,000	2,359,000
Right-of-use asset		€ 606,000	€ 2,359,000
Weighted average incremental borrowing rate		4.30%
Depreciation expenses on the right-of-use asset		€ 1,187,000
Interest expenses on the lease liability		48,000
Repayments of the principal, lease liability		1,261,000
Expense relating to low value lease exemption | $	$ 5,000
Commitment for future minimum lease payments under non-cancelable operating leases				€ 2,466,000
Discounting future lease payments		€ 107,000